Summary of Significant Accounting Policies (Schedule of Depreciation) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expense	$ 23.5	$ 21.5	$ 17.6